Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	40,310
Proposed Maximum Offering Price per Unit	94.24
Maximum Aggregate Offering Price	$ 3,798,814.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 524.62
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (“Registration Statement”) shall also cover any additional shares of Class A common stock, par value $0.001 per share of the Registrant (the “Common Stock”), that become issuable under the Conduit Tech, Inc. 2022 Stock Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Common Stock.

(2) Represents an aggregate of 40,310 additional shares of the Common Stock underlying outstanding restricted stock units under the Plan and assumed by the Registrant.

(3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on October 16, 2025.

(4) The Registrant does not have any fee offsets.